Document and Entity Information Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	TECOGEN INC.
Entity Central Index Key	0001537435
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Amendment Flag	false